Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 86,847	$ 71,117	$ 184,076	$ 157,040
Betting Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	56,862	44,831	121,602	94,552
Media Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,357	14,999	40,121	39,128
Sports Technology and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,628	11,287	22,353	23,360
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	52,742	43,901	107,762	88,141
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue	29,396	21,422	66,640	57,450
Rest of the World [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,709	$ 5,794	$ 9,674	$ 11,449